INCOME TAX AND SOCIAL CONTRIBUTION - Summary of tax losses carryforwards for which no deferred tax asset recognised (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	[1]	R$ 10,486,753
Credits (b)	[2]	668,067
Other future deductible Items		1,170,092
Total		12,324,912	R$ 13,300,000
Net Operating Loss, expected expirations during 2022		168,000
Credits, expected expirations during 2022		10,000
Indefinite Expiration Period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	[1]	9,890,238
Credits (b)	[2]
Other future deductible Items		83,584
Total		9,973,822
Definite Expiration Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	[1]	596,515
Credits (b)	[2]	668,067
Other future deductible Items		1,086,508
Total		R$ 2,351,090

[1]	During 2022, expirations of approximately R$168 million are expected, the remaining expirations would start to occur in and future periods with the majority of tax losses.
[2]	During 2022, expiration of approximately R$10 million are expected; the remaining expirations would start to occur in 2023 and in future periods, with the majority of claims subject to statute of limitations in 2027.